Document and Entity Information	Mar. 27, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE ELECTRIC & GAS CO
Amendment Flag	false
Entity Central Index Key	0000081033
Document Type	8-K
Document Period End Date	Mar. 27, 2023
Entity Incorporation State Country Code	NJ
Entity File Number	001-00973
Entity Tax Identification Number	22-1212800
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 8.00 First And Refunding Mortgage Bonds Due 20372 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37D
Security Exchange Name	NYSE
M 5.00 First And Refunding Mortgage Bonds Due 20371 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37J
Security Exchange Name	NYSE